SCHEDULE OF PROVISIONS FOR INCOME TAXES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Noncontrolling Interest [Abstract]
Income (loss) per books, Book value	$ (878,612)	$ (507,821)
Income (loss) per books, Tax value	(184,509)	(106,642)
Stock/options issued for service, Book value	49,300	846,950
Stock/options issued for service, Tax value	10,353	177,860
Depreciation and amortization, Book value		44,058
Depreciation and amortization, Tax value		9,252
Tax income (loss), Book value	(829,312)	383,187
Tax income (loss), Tax value	(174,156)	80,469
Prior year NOL, Book value	(1,842,001)	(1,395,876)
Prior year NOL, Tax value	(212,665)	(293,134)
Cumulative NOL, Book value	(1,842,001)	(1,842,001)
Cumulative NOL, Tax value	$ (386,820)	$ (212,665)